Statement of Additional Information Supplement dated June 15, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Investor Class, Institutional Class shares and Invesco Cash Reserve Shares, as applicable, of each of the Funds listed below:
Invesco Alternative Opportunities Fund
Invesco Asia Pacific Growth Fund
Invesco Balanced Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Conservative Allocation Fund
Invesco Developing Markets Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Dividend Growth Securities Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Financial Services Fund
Invesco Floating Rate Fund
Invesco Fundamental Value Fund
Invesco FX Alpha Plus Strategy Fund
Invesco FX Alpha Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Health Sciences Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Multi-Sector Fund
Invesco Municipal Bond Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Equity Fund
Invesco Select Real Estate Income Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Structured Core Fund
Invesco Structured Growth Fund
Invesco Structured Value Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Exempt Securities Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco Utilities Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund

Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Tax-Free Cash Reserve Portfolio
Effective June 15, 2010, the following information was added under the heading “MANAGEMENT OF THE TRUST — Board of Trustees” in the Statement of Additional Information:
“David C. Arch, Trustee
Mr. Arch has been a member of the Board of Trustees since 2010.
Currently, Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago and member of the Board of the Illinois Manufacturers’ Association. Mr. Arch is also a member of the Board of Visitors, Institute for the Humanities, University of Michigan. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Rod Dammeyer, Trustee
Mr. Dammeyer has been a member of the Board of Trustees since 2010.

Since 2001, Mr. Dammeyer has been President of CAC, LLC, a private company offering capital investment and management advisory services. Previously, Mr. Dammeyer served as Managing Partner at Equity Group Corporate Investments; Chief Executive Officer of Itel Corporation; Senior Vice President and Chief Financial Officer of Household International, Inc.; and Executive Vice President and Chief Financial Officer of Northwest Industries, Inc.
Mr. Dammeyer was a Partner of Arthur Andersen & Co., an international accounting firm.
Mr. Dammeyer currently serves as a Director of Quidel Corporation and Stericycle, Inc. Previously, Mr. Dammeyer has served as a Trustee of The Scripps Research Institute; and a Director of Ventana Medical Systems, Inc.; GATX Corporation; TheraSense, Inc.; TeleTech Holdings Inc.; and Arris Group, Inc.
From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.
Hugo F. Sonnenschein, Trustee
Mr. Sonnenschein has been a member of the Board of Trustees since 2010.
Mr. Sonnenschein is the President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.
Wayne W. Whalen, Trustee
Mr. Whalen has been a member of the Board of Trustees since 2010.
Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.”
Effective June 15, 2010, Mr. Arch was appointed as a member of the Audit Committee, Governance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Dammeyer was appointed as a member of the Audit Committee, Compliance Committee and Investments Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Sonnenschein was appointed as a member of the Governance Committee, Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.
Effective June 15, 2010, Mr. Whalen was appointed as a member of the Investments Committee and Valuation, Distribution and Proxy Oversight Committee of the Boards of Trustees of the Invesco Funds.

Effective June 15, 2010, the following information replaces in its entirety the language appearing in the third paragraph under the heading “MANAGEMENT OF THE TRUST — Management Information” in the Statement of Additional Information:
     “Leadership Structure and the Board of Trustees. The Board is currently composed of seventeen Trustees, including fourteen Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustee and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established six committees to assist the Board in performing its oversight responsibilities.”
Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Interested Persons

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

Wayne W. Whalen[3] — 1940 Trustee	2010	Of Counsel in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP (since January 2010); Prior to January 2010, Partner at Skadden, Arps, Slate, Meagher & Flom LLP.	232	Director of the Abraham Lincoln Presidential Library Foundation.”

[3]	Mr. Whalen is considered an interested person of the Trust because he and his firm currently provide legal services as legal counsel to the Trust
Effective June 15, 2010, the following information was added to the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information:
“Independent Trustees

				Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

David C. Arch — 1946 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan.

Rod Dammeyer — 1941 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to

“Independent Trustees

Other
			Number of	Trusteeship(s)
Name, Year of Birth		Principal	Funds in	/Directorship(s)
and Position(s)	Trustee and/or	Occupation(s)	Fund Complex	Held by
Held with the Trust	Officer Since	During Past 5 Years	Overseen by Trustee	Trustee/Director

February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc. Prior to January 2004, Director of TeleTech Holdings Inc. and Arris Group, Inc.

Hugo F. Sonnenschein — 1941 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences.”